Summary of Significant Accounting Policies (Details Narrative) (Sounds Concept, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts insured by FDIC	$ 250,000
Allowance for doubtful accounts	29,000	$ 10,000
Inventory reserves	31,000	97,000
Impairment of long-lived assets
Advertising costs	$ 2,000	$ 24,000